Long Term Bank Loans (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal		$ 7,411,564	$ 10,640,860
Less: current maturities of long-term loan		(4,460,524)	(4,391,260)
Long-term loan-noncurrent portion		2,951,040	6,249,600
Industrial and Commercial Bank of China ("ICBC") [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal	[1]	7,411,564	9,920,860
Changjiang Agriculture Credit Union ("CACU") [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal	[2]		$ 720,000

[1]	In September 2013, the Company's subsidiary, REIT Changjiang, entered into a line of credit agreement with ICBC, which allowed REIT Changjiang to borrow up to RMB 96 million (approximately $13.8 million) from ICBC for six years. The loan is used in the construction of REIT Changjiang's manufacturing plant. The loan bears a variable interest rate based on the prevailing interest rate for a 6-year loan set by the People's Bank of China at the time of borrowing, plus 29 basis points, adjusted every six months. The Company pledged its land use right of 306,000 square meters and the construction in progress on this land with an aggregated carrying value of $28,463,526 at December 31,2017 as collateral for this loan. The Company is required to make monthly principal and interest payments. During the year ended December 31, 2017, the Company repaid RMB 20,673,882 with a remaining balance of RMB 48,220,976 (equivalent to $7,411,564) as of December 31, 2017.
[2]	On December 15, 2016, REIT Changjiang entered into a loan agreement with CACU to borrow $720,000 as working capital for two years with a fixed interest rate of 8% per annum. The Company pledged its equipment as the collateral. The loan was guaranteed by the CEO and principal shareholders of the Company. The Company was required to make monthly interest payments with principal due at maturity. The Company fully repaid the loan in 2017.